Share capital - History (Details) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
History of the share capital
Aggregate number of shares after transaction				54,466
Aggregate share capital after transaction	€ 354,582			€ 294,600
March 20, 2019
History of the share capital
Share capital increase warrants			€ 808
Number of shares issued			149
June 20, 2019
History of the share capital
Share capital increase warrants			€ 1,127
Number of shares issued			208
August 23, 2019
History of the share capital
Share capital increase new shares			€ 36,945
Number of shares issued			6,829
September 19, 2019
History of the share capital
Share capital increase warrants			€ 1,632
Number of shares issued			302
November 6 2019
History of the share capital
Share capital increase warrants			€ 14,162
Number of shares issued			2,618
November 25, 2019
History of the share capital
Share capital increase warrants			€ 515
Number of shares issued			95
December 31, 2019
History of the share capital
Aggregate number of shares after transaction			64,667
Aggregate share capital after transaction			€ 349,789
March 17, 2020
History of the share capital
Share capital increase warrants		€ 824
Number of shares issued		152
May 28, 2020
History of the share capital
Share capital increase warrants		€ 2,356
Number of shares issued		436
September 19, 2020
History of the share capital
Share capital increase warrants		€ 467
Number of shares issued		86
December 4, 2020
History of the share capital
Share capital increase warrants		€ 384
Number of shares issued		71
December 31, 2020
History of the share capital
Aggregate number of shares after transaction		65,412
Aggregate share capital after transaction		€ 353,819
March 19, 2021
History of the share capital
Share capital increase warrants	€ 540
Number of shares issued	100
June 7, 2021
History of the share capital
Share capital increase warrants	€ 59
Number of shares issued	11
September 20, 2021
History of the share capital
Share capital increase warrants	€ 41
Number of shares issued	8
December 3, 2021
History of the share capital
Share capital increase warrants	€ 123
Number of shares issued	23
December 31, 2021
History of the share capital
Aggregate number of shares after transaction	65,553
Aggregate share capital after transaction	€ 354,582